Debt Disclosure: Convertible Debt (Tables)	9 Months Ended
May 31, 2016
Tables/Schedules
Convertible Debt
	May 31, 2016	August 31,2015
Convertible Loans and Accrued Interest:
St. George Investments	$ -0-	$ 275,000